Exhibit 99.1

World Omni Auto Receivables Trust 2014-B
Monthly Servicer Certificate
March 31, 2017

Dates Covered
Collections Period	03/01/17 - 03/31/17
Interest Accrual Period	03/15/17 - 04/16/17
30/360 Days	30
Actual/360 Days	33
Distribution Date	04/17/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/17	343,062,629.46	24,510
Yield Supplement Overcollateralization Amount 02/28/17	8,463,207.76	0
Receivables Balance 02/28/17	351,525,837.22	24,510
Principal Payments	17,184,095.04	612
Defaulted Receivables	1,150,770.58	58
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/17	7,822,617.46	0
Pool Balance at 03/31/17	325,368,354.14	23,840

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,063,161,651.02	41,864

Pool Factor	31.34%

Prepayment ABS Speed	1.51%

Overcollateralization Target Amount	14,641,575.94
Actual Overcollateralization	14,641,575.94

Weighted Average APR	3.62%
Weighted Average APR, Yield Adjusted	5.27%
Weighted Average Remaining Term	37.65

Delinquent Receivables:
Past Due 31-60 days	5,695,299.63	311
Past Due 61-90 days	1,320,517.80	75
Past Due 91-120 days	317,770.50	17
Past Due 121+ days	0.00	0
Total	7,333,587.93	403

Total 31+ Delinquent as % Ending Pool Balance	2.25%

Recoveries	756,103.93

Aggregate Net Losses/(Gains) - March 2017	394,666.65

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.35%
Prior Net Losses Ratio	0.92%
Second Prior Net Losses Ratio	0.87%
Third Prior Net Losses Ratio	1.03%
Four Month Average	1.04%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.42%

Flow of Funds	$ Amount

Collections	18,978,861.67
Advances	(14,581.85)
Investment Earnings on Cash Accounts	7,970.45
Servicing Fee	(292,938.20)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	18,679,312.07

Distributions of Available Funds
(1) Class A Interest	339,970.07
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	33,686.25
(4) Second Priority Principal Distributable Amount	2,256,456.99
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	14,641,575.94
(7) Distribution to Certificateholders	1,407,622.82
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	18,679,312.07

Servicing Fee	292,938.20
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	967,600,000.00
Original Class B	20,730,000.00

Total Class A & B
Note Balance @ 03/15/17	327,624,811.13
Principal Paid	16,898,032.93
Note Balance @ 04/17/17	310,726,778.20

Class A-1
Note Balance @ 03/15/17	0.00
Principal Paid	0.00
Note Balance @ 04/17/17	0.00
Note Factor @ 04/17/17	0.0000000%

Class A-2a
Note Balance @ 03/15/17	0.00
Principal Paid	0.00
Note Balance @ 04/17/17	0.00
Note Factor @ 04/17/17	0.0000000%

Class A-2b
Note Balance @ 03/15/17	0.00
Principal Paid	0.00
Note Balance @ 04/17/17	0.00
Note Factor @ 04/17/17	0.0000000%

Class A-3
Note Balance @ 03/15/17	199,294,811.13
Principal Paid	16,898,032.93
Note Balance @ 04/17/17	182,396,778.20
Note Factor @ 04/17/17	51.5245136%

Class A-4
Note Balance @ 03/15/17	107,600,000.00
Principal Paid	0.00
Note Balance @ 04/17/17	107,600,000.00
Note Factor @ 04/17/17	100.0000000%

Class B
Note Balance @ 03/15/17	20,730,000.00
Principal Paid	0.00
Note Balance @ 04/17/17	20,730,000.00
Note Factor @ 04/17/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	373,656.32
Total Principal Paid	16,898,032.93
Total Paid	17,271,689.25

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.60000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.91222%
Coupon	1.14222%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.14000%
Interest Paid	189,330.07
Principal Paid	16,898,032.93
Total Paid to A-3 Holders	17,087,363.00

Class A-4
Coupon	1.68000%
Interest Paid	150,640.00
Principal Paid	0.00
Total Paid to A-4 Holders	150,640.00

Class B
Coupon	1.95000%
Interest Paid	33,686.25
Principal Paid	0.00
Total Paid to B Holders	33,686.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3780684
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.0975615
Total Distribution Amount	17.4756299

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.5348307
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	47.7345563
Total A-3 Distribution Amount	48.2693870

A-4 Interest Distribution Amount	1.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4000000

B Interest Distribution Amount	1.6250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	133.53
Noteholders' Principal Distributable Amount	866.47

Account Balances	$ Amount

Advances
Balance as of 02/28/17	71,190.34
Balance as of 03/31/17	56,608.49
Change	(14,581.85)

Reserve Account
Balance as of 03/15/17	2,527,722.68
Investment Earnings	1,081.17
Investment Earnings Paid	(1,081.17)
Deposit/(Withdrawal)	-
Balance as of 04/17/17	2,527,722.68
Change	-

Required Reserve Amount	2,527,722.68